6. DEPOSITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deposits Details Narrative
Time deposits in denominations of $250,000 or more	$ 53,300	$ 34,100
Interest expense on time deposits of $250,000 or more	$ 584	$ 400